LEASES - Future Maturities of the Company's Lease Obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Jun. 26, 2020
Leases [Abstract]
2021	$ 5,441	$ 4,119
2022	5,389	3,611
2023	3,712	3,512
2024	2,593	1,919
2025		1,417
Thereafter		1,546
Total lease payments	23,015	16,124
Less: imputed interest	(1,660)	(1,177)
Total operating lease liabilities	$ 21,355	$ 14,947	$ 15,200